Related party transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
(a)Equity-method investments
The Company provides administrative and development services to its equity-method investees and is reimbursed for incurred costs. To that effect, during 2023, the Company charged its equity-method investees $34,733 (2022 - $38,215) for administrative services and $37,802 (2022 - $25,645) for development services. Additionally, Liberty Development JV Inc. (note 8(c)), an equity-method investee of the Company that is the Company’s joint venture with funds managed by the Infrastructure and Power strategy of Ares Management, LLC for its non-regulated development platform, provides development services to the Company on specified projects, for which it earns a development fee upon reaching certain milestones. During the year, the development fees charged to the Company were $27,933 (2022 - $12,628).
Subsequent to year-end, on January 4, 2024, the Company purchased Ares’ 50% interest in Liberty Development JV Inc. and Liberty Development Energy Solutions B.V.
Investments in and acquisitions of equity-method investments are described in note 8(c).
(b)Non-controlling interest and redeemable non-controlling interest held by related party
Non-controlling interest and redeemable non-controlling interest held by related party are described in note 17(c).
(c)     Transactions with Atlantica
On December 28, 2023, Liberty Development Spain, S.A., a wholly owned subsidiary of the Company entered into an agreement to sell its 100% equity interests in Liberty Jimena, S.L. and Liberty Caparacena, S.L., and its 80% equity interest in Liberty Infrastructuras, S.L. to Atlantica for a nominal amount. As a result, the Company recorded an impairment loss of $1,481, included in asset impairment charge in the consolidated statements of operations. The transaction closed on January 23, 2024.
The above related party transactions have been recorded at the exchange amounts agreed to by the parties to the transactions.